Share-Based Compensation (Details)		12 Months Ended
	Nov. 01, 2017 USD ($) trading_day agreement $ / shares	Dec. 31, 2018 USD ($) plan shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares right to receive cash payment on vesting equal to fair market value is received per award (in shares) | shares		1
Vesting period		3 years
Number of defined-contribution 401(k) plans | plan		2
Matching contributions made by the company		$ 9,000,000	$ 9,000,000	$ 8,000,000
2018 CEO Performance Award | Performance awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance award agreements entered into | agreement	2
Target value of awards granted		1,500,000
Maximum cash payment	$ 10,000,000
Period for determination of cash payment value | trading_day	30
Maximum price per share to trigger maximum cash payment (in dollars per share) | $ / shares	$ 60
Outstanding liability		2,000,000
Former CEO Performance Award | Performance awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding liability		$ 0
Vesting Year One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%
Vesting Year Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%
Vesting Year Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		33.33%